AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 16, 2017

1933 Act File No. 33 -75340
1940 Act No. 811 -08360

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 76	[X]
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
AMENDMENT NO. 77	[X]

GUINNESS ATKINSON FUNDS
(Formerly Investec Funds)
(Exact Name of Registrant as Specified in Charter)

21550 Oxnard Street, Suite 850
Woodland Hills, California 91367

(Address of Principal Executive Offices, including Zip Code)
Registrant's Telephone Number, Including Area Code: (818) 716-2739

James J. Atkinson, President
Guinness Atkinson Funds
21550 Oxnard Street, Suite 850
Woodland Hills, California 91367

(Name and Address of Agent for Service)

Please send copies of communications to:

Alexandra Alberstadt, Esq
Perkins Coie LLP
30 Rockefeller Plaze, 22nd Floor
New York, New York 10112

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485; or
[ ]	on _________ pursuant to paragraph (b) of Rule 485; or
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485;
[ ]	on _________ pursuant to paragraph (a)(1) of Rule 485; or
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on _________ pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on _________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements of effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 16th day of May, 2017.

GUINNESS ATKINSON FUNDS

By:	/s/ James Atkinson
James Atkinson
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on the 16h day of May, 2017, by the following persons in the capacities set forth below.

Signature	Title	Date

/s/ James Atkinson	President	May 16, 2017
James Atkinson

/s/Dr. Gunter Dufey*	Trustee	May 16, 2017
Dr. Gunter Dufey

/s/J.I. Fordwood*	Trustee	May 16, 2017
J.I. Fordwood

/s/Timothy Guinness*	Trustee	May 16, 2017
Timothy Guinness

/s/Bret A. Herscher*	Trustee	May 16, 2017
Bret A. Herscher

/s/J. Brooks Reece, Jr.*	Trustee and Chairman	May 16, 2017
J. Brooks Reece, Jr.

/s/ Rita Dam	Treasurer	May 16, 2017
Rita Dam

*By:	/s/Rita Dam
Rita Dam Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit	Exhibit No.
XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase	EX-101.PRE